INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-BioInvent International AB ordinary shares and warrants (Details)
$ in Thousands, kr in Millions
		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 01, 2022	Oct. 31, 2020 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2020 SEK (kr)
Schedule of Investments
Reverse stock split ratio	10
BioInvent International AB
Schedule of Investments
Investment to be made		$ 6,300					kr 53.8
Number of shares subscribed (in shares) | shares		1,200,000
Reverse stock split ratio		25
Number of new warrants subscribed (in shares) | shares		588,000
Number of shares subscribed per warrant (in shares)		1					1
Subscription period for warrants (in years)		5 years
Fair value of warrants outstanding | $				$ 4,533	$ 200
Warrants expected life (in years)				1 year 10 months 28 days	2 years 10 months 28 days
Unrealized losses | $				$ 200	$ 400	$ 250
BioInvent International AB | Common Stock
Schedule of Investments
Number of ordinary shares sold (in shares) | shares			275,000
Recognized (losses) or gains | $				$ (1,100)	$ (1,900)	$ 600
BioInvent International AB | Expected volatility
Schedule of Investments
Warrants , Measurement Input				0.4359	0.4687
BioInvent International AB | Risk Free Interest Rate
Schedule of Investments
Warrants , Measurement Input				0.0229	0.0283